FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Detail) - Fair Value, Measurements, Nonrecurring - Fair value - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Inputs, Level 1 [Member] | Real Estate Acquired in Satisfaction of Debt
Assets
Total		$ 0
Fair Value, Inputs, Level 1 [Member] | Commercial
Assets
Total	$ 0	0
Fair Value, Inputs, Level 1 [Member] | Commercial real estate
Assets
Total		0
Fair Value, Inputs, Level 1 [Member] | Lease financing
Assets
Total	0
Fair Value, Inputs, Level 2 [Member] | Real Estate Acquired in Satisfaction of Debt
Assets
Total		0
Fair Value, Inputs, Level 2 [Member] | Commercial
Assets
Total	0	0
Fair Value, Inputs, Level 2 [Member] | Commercial real estate
Assets
Total		0
Fair Value, Inputs, Level 2 [Member] | Lease financing
Assets
Total	0
Fair Value, Inputs, Level 3 [Member] | Real Estate Acquired in Satisfaction of Debt
Assets
Total		106
Fair Value, Inputs, Level 3 [Member] | Commercial
Assets
Total	793	1,795
Fair Value, Inputs, Level 3 [Member] | Commercial real estate
Assets
Total		$ 13,538
Fair Value, Inputs, Level 3 [Member] | Lease financing
Assets
Total	$ 1,012